Financial Instruments Not Carried at Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Investments:
Mortgage loans, net of allowance	$ 9,760	$ 8,396
Policy loans	989	993
Liabilities
Short-term debt	300	400
Long-term debt	707	707
Level 2 [Member]
Liabilities
Long-term debt	920	934
Level 3 [Member]
Liabilities
Investment contracts	29,736	25,822
Short-term debt	300	400
Long-term debt	7	7
Mortgage loans held-for-investment [Member] | Level 3 [Member]
Investments:
Investments	9,589	8,462
Policy loans [Member] | Level 3 [Member]
Investments:
Investments	989	993
Other [Member] | Level 3 [Member]
Investments:
Investments	72	71
Fair Value [Member]
Liabilities
Investment contracts	29,736	25,822
Short-term debt	300	400
Long-term debt	927	941
Fair Value [Member] | Mortgage loans held-for-investment [Member]
Investments:
Investments	9,589	8,462
Fair Value [Member] | Policy loans [Member]
Investments:
Investments	989	993
Fair Value [Member] | Other [Member]
Investments:
Investments	72	71
Carrying Value [Member]
Liabilities
Investment contracts	31,431	27,301
Short-term debt	300	400
Long-term debt	707	707
Carrying Value [Member] | Mortgage loans held-for-investment [Member]
Investments:
Mortgage loans, net of allowance	9,760	8,396
Carrying Value [Member] | Policy loans [Member]
Investments:
Policy loans	989	993
Carrying Value [Member] | Other [Member]
Investments:
Other investments	$ 72	$ 71